FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUN 30, 2007
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	14 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 697027.168 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________

CONOCOPHILLIPS	     COM	20825C104 197,639.450 2517700  SH Sole None Sole
CONOCOPHILLIPS	     COM	20825C104 5,353.700   68200    SH Sole None None
DR HORTON INC	     COM	23331A109 78,264.711  3926980  SH Sole None Sole
DR HORTON INC	     COM	23331A109 2,469.128   123890   SH Sole None None
IBM CORP	     COM	459200101 82,031.850  779400   SH Sole None Sole
IBM CORP	     COM	459200101 2,031.325   19300    SH Sole None None
JOHNSON & JOHNSON    COM	478160104 58,791.642  954100   SH Sole None Sole
JOHNSON & JOHNSON    COM	478160104 1,725.360   28000    SH Sole None None
MICROSOFT CORP	     COM        594918104 134,598.419 4567303  SH Sole None Sole
MICROSOFT CORP	     COM	594918104 3,527.559   119700   SH Sole None None
TAIWAN SEMICONDUCTOR ADR	874039100 28,806.120  2614199  SH Sole None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 1,915.825   173864   SH Sole None None
WAL-MART STORES INC  COM	931142103 97,173.107  2019811  SH Sole None Sole
WAL-MART STORES INC  COM	931142103 2,698.971   56100    SH Sole None None